Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Reconciliation of Effective Income Tax Rate
The income tax provision, for the years ended December

31, differs from that computed using the
enacted combined Canadian federal and provincial statutory

income tax rate for the following reasons:
millions of dollars 2024 2023
Income before provision for income taxes $

409 $

1,173
Statutory income tax rate 29.0% 29.0%
Income taxes, at statutory income tax rate

119

340
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities
(90) (72)
Interest and financing expenses (58) -

Valuation allowance (58)

3
Tax

credits
(57) (53)
Goodwill impairment charge

49 -

Amortization of deferred income tax regulatory liabilities (36) (33)
Foreign tax rate variance (31) (36)
Additional impact from the sale of LIL equity interest

22 -

Tax

effect of equity earnings
(14) (15)
Manufacturing allowance (9) (8)
Other

4

2
Income tax (recovery) expense $ (159) $

128
Effective income tax rate (39%) 11%

Composition of Taxes on Income from Continuing Operations
millions of dollars 2024 2023
Current income taxes

Canada
$

29 $

26

United States

4

5
Deferred income taxes

Canada
(200)

93

United States

155

128
Adjustments to beginning of the year valuation allowance

Canada
(61) -
Investment tax credits

United States
(6) (29)
Operating loss carryforwards

Canada
(4) (93)

United States
(76) (2)
Income tax (recovery) expense $ (159) $

128
The following table reflects the composition of income

before provision for income taxes presented in the
Consolidated Statements of Income for the years ended

December 31:
millions of dollars 2024 2023
Canada $

156 $

171
United States

203

964
Other

50

38
Income before provision for income taxes $

409 $

1,173

Schedule of Deferred Income Tax Assets and Liabilities
The deferred income tax assets and liabilities presented in

the Consolidated Balance Sheets as at
December 31 consisted of the following:
millions of dollars 2024 2023
Deferred income tax assets:
Tax

loss carryforwards
$

1,118 $

1,195
Tax

credit carryforwards

534

454
Regulatory liabilities

225

175
Derivative instruments

144

205
Other

462

372
Total

deferred income tax assets before valuation allowance

2,483

2,401
Valuation allowance (322) (363)
Total

deferred income tax assets after valuation allowance
$

2,161 $

2,038
Deferred income tax liabilities:
PP&E $ (3,421) $ (3,223)
Regulatory assets (198) (196)
Derivative instruments (105) (235)
Investments subject to significant influence (46) (216)
Other (330) (312)
Total

deferred income tax liabilities

$ (4,100) $ (4,182)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets $

392 $

208
Long-term deferred income tax liabilities (2,331) (2,352)
Net deferred income tax liabilities $ (1,939) $ (2,144)

Net Operating Loss ("NOL"), Capital Loss and Tax Credit Carryforwards and Their Expiration Periods
Emera’s NOL, capital loss and tax credit carryforwards

and their expiration periods as at December 31,
2024 consisted of the following:
Subject to
Tax Valuation Net Tax Expiration
millions of dollars Carryforwards Allowance Carryforwards Period
Canada

NOL
$

2,420 $ (967) $

1,453 2026 - 2044

Capital loss

55 (55) -

Indefinite

Tax Credit
2 (1) 1 2028 - 2042

United States

Federal NOL
$

1,587 $ (1) $

1,586 2036 - Indefinite

State NOL

1,351 (1)

1,350 2026 - Indefinite

Tax credit

533 (3)

530 2025 - 2044
Other

NOL
$

91
$
(23)
$

68 2025 - 2031

Details of Change in Unrecognized Tax Benefits
millions of dollars 2024 2023
Balance, January 1 $

37 $

33
Increases due to tax positions related to current year

6

5
Increases due to tax positions related to a prior year

2

1
Decreases due to tax positions related to a prior year (3) (2)
Balance, December 31 $

42 $

37